Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Commitments and Contingencies

12. Commitments and Contingencies

General

From time to time, the Company and its operations are parties to, or targets of, lawsuits, claims, investigations, and proceedings, which are being handled and defended in the ordinary course of business. Although the outcome of such items cannot be determined with certainty, the Company’s general counsel and management are of the opinion that the final outcome of these matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Aunt Jemima Breakfast Product Recall

On January 27, 2012, the Company issued a voluntary product recall for certain Aunt Jemima frozen pancakes due to potential cross contamination. The net cost of retrieving and destroying the product covered by the product recall for the three and nine months ended September 23, 2012, was $0.0 million and $3.3 million, respectively.

In order to mitigate the adverse impact of the product recall on the Aunt Jemima brand business continuity, trade promotions and other consumer marketing expenditures were increased in 2012 above normal ongoing levels (market rehabilitation expenses). In August 2013, the Company collected an insurance recovery of $3.2 million related to these market rehabilitation expenses, of which $2.3 million was recorded as a reduction of trade promotions (a component of Net Sales) and $0.9 million as a reduction to Marketing and selling expenses in the three and nine months ended September 29, 2013. The Birds Eye Frozen Division recorded $2.7 million of the recovery while $0.5 million was recorded in the Duncan Hines Grocery Division related to the Aunt Jemima business in Canada.

12. Commitments and Contingencies

General

From time to time, the Company and its operations are parties to, or targets of, lawsuits, claims, investigations, and proceedings, which are being handled and defended in the ordinary course of business. Although the outcome of such items cannot be determined with certainty, the Company’s general counsel and management are of the opinion that the final outcome of these matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Lehman Brothers Special Financing

On June 4, 2010, Lehman Brothers Special Financing (LBSF) initiated a claim against the Company in LBSF’s bankruptcy proceeding for an additional payment from the Company of $19.7 million, related to certain derivative contracts which the Company had earlier terminated due to LBSF’s default as a result of its bankruptcy filing in 2008. On May 31, 2011, the Company and LBSF agreed to a settlement of LBSF’s June 4, 2010 claim. Under the terms of the settlement, the Company made a payment of $8.5 million during the third quarter of 2011 in return for LBSF’s full release of its claim.

Product Recall

On January 27, 2012, the Company issued a voluntary recall for certain Aunt Jemima frozen pancakes due to potential cross contamination with soy protein which may cause an allergic reaction in people who have a soy allergy. The cost impact of this recall net of insurance recoveries was $3.2 million, of which $1.1 million was recorded as an inventory write down in Cost of products sold in the Consolidated Statements of Operations in 2011. For the fiscal year ended December 30, 2012 costs pertaining to the recall, net of insurance recoveries, was $2.1 million and was primarily recorded as a reduction of Net Sales on the Consolidated Statement of Operations. These costs are reported in the Birds Eye Frozen segment. As of December 30, 2012, the reserves related to the recall remaining on the Company’s Consolidated Balance Sheets is $0.1 million in Accounts receivable reserves.

We have insurance coverage that is designed to protect us against this type of losses. This recall did not have a material adverse effect on our financial condition, operating results or our business. We do not expect this recall to have a lasting impact on the Aunt Jemima brand.

Minimum Contractual Payments

As of December 30, 2012, the Company had entered into non-cancellable lease and purchase contracts, with terms in excess of one year, requiring the following minimum payments:

Description	2013	2014	2015	2016	2017	Thereafter
Operating leases	$13,035	$10,599	$8,113	$7,009	$6,874	$27,754
Capital leases	4,666	4,230	3,724	3,063	1,206	11,026
Purchase Commitments (1)	592,084	59,095	17,092	6,010	5,750	55,450

(1)	The amounts indicated in this line primarily reflect future contractual payments, including certain take-or-pay arrangements entered into as part of the normal course of business. The amounts do not include obligations related to other contractual purchase obligations that are not take-or-pay arrangements. Such contractual purchase obligations are primarily purchase orders at fair value that are part of normal operations and are reflected in historical operating cash flow trends. Purchase obligations also include trade and consumer promotion and advertising commitments.

Rent expense under our operating leases was $13,861, $11,313 and $12,336 during the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively.